Schedule of Investments (unaudited)	iShares® North American Natural Resources ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Construction Materials — 3.5%
Eagle Materials Inc.	9,681	$1,611,499
Martin Marietta Materials Inc.	14,842	6,538,198
Summit Materials Inc., Class A(a)	28,258	1,134,276
Vulcan Materials Co.	31,573	6,553,923
		15,837,896
Containers & Packaging — 9.0%
Amcor PLC	364,773	4,380,924
AptarGroup Inc.	15,662	1,918,282
Avery Dennison Corp.	19,698	4,265,996
Ball Corp.	77,061	7,418,663
Berry Global Group Inc.(a)	32,176	2,373,945
Crown Holdings Inc.	30,435	3,366,720
Graphic Packaging Holding Co.	67,230	1,310,985
Greif Inc., Class A, NVS	6,301	380,391
International Paper Co.	92,139	4,328,690
O-I Glass Inc.(a)	37,221	447,769
Packaging Corp. of America	22,615	3,079,032
Pactiv Evergreen Inc.	10,240	129,843
Ranpak Holdings Corp.(a)(b)	9,499	356,972
Sealed Air Corp.	35,234	2,377,238
Silgan Holdings Inc.	19,916	853,202
Sonoco Products Co.	23,417	1,355,610
Westrock Co.	63,581	2,820,453
		41,164,715
Energy Equipment & Services — 5.1%
Baker Hughes Co.	207,958	5,003,469
ChampionX Corp.(a)	48,075	971,596
Halliburton Co.	212,967	4,870,555
Helmerich & Payne Inc.	25,608	606,910
Liberty Oilfield Services Inc., Class A(a)	24,845	240,997
NOV Inc.	92,951	1,259,486
Schlumberger NV	333,716	9,994,794
TechnipFMC PLC(a)(b)	100,550	595,256
		23,543,063
Metals & Mining — 15.5%
Agnico Eagle Mines Ltd.	58,260	3,095,936
Alamos Gold Inc., Class A(b)	93,155	716,362
Alcoa Corp.	44,482	2,650,238
Arconic Corp.(a)	25,273	834,262
B2Gold Corp.	251,086	986,768
Barrick Gold Corp.	423,120	8,039,280
Coeur Mining Inc.(a)	60,984	307,359
Compass Minerals International Inc.	8,078	412,624
Equinox Gold Corp.(a)(b)	65,828	444,997
First Majestic Silver Corp.(b)	53,049	589,374
Franco-Nevada Corp.	45,489	6,290,674
Freeport-McMoRan Inc.	349,382	14,579,711
Hecla Mining Co.	127,721	666,704
Kinross Gold Corp.	298,285	1,733,036
Kirkland Lake Gold Ltd.	62,695	2,630,055
Lithium Americas Corp.(a)(b)	22,206	646,639
MP Materials Corp.(a)	17,718	804,752
Newmont Corp.	189,727	11,766,868
NovaGold Resources Inc.(a)	57,460	394,176
Pan American Silver Corp.	50,096	1,250,897
Pretium Resources Inc.(a)(b)	44,595	628,343
Royal Gold Inc.	15,623	1,643,696
SSR Mining Inc.(b)	50,391	891,921
Security	Shares	Value
Metals & Mining (continued)
Teck Resources Ltd., Class B(b)	111,309	$3,207,925
Turquoise Hill Resources Ltd.(a)(b)	23,402	384,963
Wheaton Precious Metals Corp.(b)	107,185	4,601,452
Yamana Gold Inc.	229,142	966,979
		71,165,991
Oil, Gas & Consumable Fuels — 65.9%
Antero Midstream Corp.	77,064	745,980
Antero Resources Corp.(a)	67,978	1,189,615
APA Corp.	86,393	2,323,108
California Resources Corp.	19,432	829,941
Cameco Corp.(b)	94,605	2,063,335
Canadian Natural Resources Ltd.	280,265	11,841,196
Cenovus Energy Inc.(b)	302,390	3,713,349
Cheniere Energy Inc.	56,110	5,690,676
Chesapeake Energy Corp.	24,808	1,600,612
Chevron Corp.	384,518	45,123,187
Civitas Resources Inc.	17,106	837,681
CNX Resources Corp.(a)	50,125	689,219
ConocoPhillips	281,779	20,338,808
Continental Resources Inc./OK	13,882	621,358
Coterra Energy Inc.	193,568	3,677,792
Crescent Point Energy Corp.(b)	131,221	700,720
CVR Energy Inc.	7,022	118,040
Denbury Inc.(a)(b)	11,896	911,115
Devon Energy Corp.	149,798	6,598,602
Diamondback Energy Inc.	40,519	4,369,974
DTE Midstream LLC(a)	23,054	1,106,131
Enbridge Inc.	481,965	18,835,192
Enerplus Corp.	60,468	639,751
EOG Resources Inc.	139,206	12,365,669
EQT Corp.(a)	71,963	1,569,513
Equitrans Midstream Corp.	96,724	1,000,126
Exxon Mobil Corp.	725,543	44,395,976
Hess Corp.	65,585	4,855,258
HollyFrontier Corp.	35,570	1,165,985
Kinder Morgan Inc.	463,943	7,358,136
Magnolia Oil & Gas Corp., Class A	34,950	659,507
Marathon Oil Corp.	185,335	3,043,201
Marathon Petroleum Corp.	146,462	9,372,103
Matador Resources Co.	26,294	970,775
Murphy Oil Corp.	34,549	902,074
New Fortress Energy Inc.	9,956	240,338
Occidental Petroleum Corp.	211,103	6,119,876
ONEOK Inc.	106,098	6,234,319
Ovintiv Inc.	62,104	2,092,905
PDC Energy Inc.	23,203	1,131,842
Pembina Pipeline Corp.	130,864	3,969,105
Phillips 66	104,250	7,553,955
Pioneer Natural Resources Co.	54,019	9,824,976
Range Resources Corp.(a)	59,428	1,059,601
Renewable Energy Group Inc.(a)	11,932	506,394
SM Energy Co.	28,830	849,908
Southwestern Energy Co.(a)	241,493	1,125,357
Suncor Energy Inc.	346,251	8,666,663
Targa Resources Corp.	54,521	2,848,177
TC Energy Corp.	232,972	10,842,517
Texas Pacific Land Corp.	1,475	1,842,083
Valero Energy Corp.	97,266	7,305,649
Whiting Petroleum Corp.(a)	9,288	600,748
Williams Companies Inc. (The)	289,082	7,527,695

Schedule of Investments (unaudited) (continued)	iShares® North American Natural Resources ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
World Fuel Services Corp.	14,993	$396,865
		302,962,678
Paper & Forest Products — 0.8%
Louisiana-Pacific Corp.	20,942	1,640,806
West Fraser Timber Co. Ltd.	23,185	2,210,921
		3,851,727

Total Common Stocks — 99.8% (Cost: $512,356,874)		458,526,070

Short-Term Investments

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	13,611,185	13,615,268
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	520,000	520,000
		14,135,268
Total Short-Term Investments — 3.1% (Cost: $14,135,059)		14,135,268
Total Investments in Securities — 102.9% (Cost: $526,491,933)		472,661,338
Other Assets, Less Liabilities — (2.9)%		(13,208,103)
Net Assets — 100.0%		$459,453,235

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,673,173	$9,945,655	(a)	$—		$(2,362)	$(1,198)	$13,615,268	13,611,185	$13,803	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	648,000	—		(128,000	)(a)	—	—	520,000	520,000	33		—
						$(2,362)	$(1,198)	$14,135,268		$13,836		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	10	03/18/22	$577	$9,168
E-Mini Materials Select Sector Index	2	03/18/22	192	6,226
				$15,394

Schedule of Investments (unaudited) (continued)	iShares® North American Natural Resources ETF
December 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$458,526,070	$—	$—	$458,526,070
Money Market Funds	14,135,268	—	—	14,135,268
	$472,661,338	$—	$—	$472,661,338
Derivative financial instruments(a)
Assets
Futures Contracts	$15,394	$—	$—	$15,394

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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